Acquisitions and disposals	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Acquisitions and disposals

38. Acquisitions and disposals

Details of the acquisition and disposal of significant subsidiaries and associates, joint ventures and other businesses are given below:

2017

Business acquisitions

There were no business acquisitions during 2017.

Business disposals

GSK made a number of small business disposals during the year for a net cash consideration of £342 million, including contingent consideration receivable of £86 million. The profit on disposal was determined as follows:

Total
£m
Consideration including currency forwards and purchase adjustments	342

Net assets sold:
Goodwill	(16)
Intangible assets	(21)
Property, plant and equipment	(18)
Inventory	(11)
Cash and cash equivalents	(6)
Other net assets	(5)

(77)
Transaction costs	(8)
Reclassification of exchange from other comprehensive income	(100)

Profit on disposal	157

Investment in associates and joint ventures

During the year, GSK made cash investments of £15 million into associates and joint ventures. In addition, GSK sold its holdings in two associates for £198 million in cash.

Total
£m
Cash consideration	198
Net book value of shares	(92)
Reclassification of exchange from other comprehensive income	(7)
Transaction costs	(5)

Profit on disposal	94

Cash flows

		Associates	Associates
	Business	and JV	and JV
	disposals	investments	disposals
	£m	£m	£m
Cash consideration	256	(15)	198
Net deferred consideration received	39	—	—
Cash and cash equivalents divested	(6)	—	—
Transaction costs paid	(7)	—	(2)

Cash inflow	282	(15)	196

2016

Business acquisitions

GSK completed two small business acquisitions during 2016.

Cash consideration of £24 million was paid in the year to acquire the HIV R&D preclinical and discovery stage portfolio from Bristol Myers Squibb. Further consideration, contingent on commercial milestones and future sales performance, may be due, and an initial estimate of £40 million was recognised for this contingent consideration. Intangible assets acquired were valued at £57 million and goodwill of £7 million was recognised.

GSK formed Galvani Bioelectronics Limited during the year and acquired intangible assets of £45 million and cash and cash equivalents of £41 million from Verily Life Sciences LLC in return for a 45% shareholding in Galvani Bioelectronics. The fair value of this shareholding was £47 million, and GSK also recognised a credit of £39 million in non-controlling interests representing Verily’s share of the net assets it contributed.

Business disposals

GSK also made a number of small business disposals in the year for net cash consideration of £72 million. In addition, deferred consideration receivable of £43 million was recognised.

Cash flows

	Business	Business
	acquisitions	disposals
	£m	£m
Cash consideration (paid)/received after purchase adjustments	(24)	72
Cash and cash equivalents acquired	41	—

Cash inflow	17	72

In addition, GSK made cash investments of £11 million into associates and joint ventures.

2015

Business acquisitions

Novartis Consumer Healthcare and Vaccines businesses

The three-part inter-conditional transaction with Novartis AG involving the Consumer Healthcare, Vaccines and Oncology businesses completed on 2 March 2015.

GSK and Novartis have contributed their respective Consumer Healthcare businesses into a Consumer Healthcare Joint Venture in a non-cash transaction. GSK has an equity interest of 63.5% and majority control of the Joint Venture. In addition, GSK has acquired Novartis’ global Vaccines business (excluding influenza vaccines) for an initial cash consideration of $5.25 billion (£3.417 billion) with contingent consideration representing subsequent potential milestone payments of up to $1.8 billion (£1.2 billion) arising on the achievement of specified development targets and ongoing royalties based on the future sales performance of certain products, and so the total amount payable is unlimited. The first milestone of $450 million (£300 million) was paid on 26 March 2015.

Other business acquisitions

In addition, GSK completed one smaller Vaccines business acquisition for cash consideration of £120 million, net of cash acquired, and the fair value of existing investments of £15 million. This represented goodwill of £22 million and intangible assets of £124 million less other net liabilities of £11 million.

The fair values of the assets acquired in business combinations, including goodwill, are set out in the table below.

	Novartis
	Consumer	Novartis
	Healthcare	Vaccines
	business	business	Other
	£m	£m	£m
Net assets acquired:
Intangible assets	6,003	2,680	124
Property, plant and equipment	249	434	1
Inventory	257	347	—
Trade and other receivables	400	162	2
Other assets including cash and cash equivalents	304	283	19
Trade and other payables	(402)	(107)	(3)
Deferred tax liabilities	(1,154)	(78)	(26)
Other liabilities	(165)	(299)	—

	5,492	3,422	117
Non-controlling interest	(2,150)	(19)	—
Goodwill	774	576	22

	4,116	3,979	139

Consideration settled by shares in GSK Consumer Healthcare Holdings	4,116	—	—
Cash consideration paid after purchase adjustments	—	3,461	124
Fair value of equity investment disposal	—	—	15
Contingent consideration	—	594	—
Deferred tax on contingent consideration	—	(52)	—
Loss on settlement of pre-existing relationships	—	(24)	—

Total consideration	4,116	3,979	139

The non-controlling interest in the Consumer Healthcare Joint Venture, calculated applying the full goodwill method, represents Novartis’ share of the net assets it contributed to the Joint Venture together with attributable goodwill.

The goodwill in the businesses acquired represents the potential for further synergies arising from combining the acquired businesses with GSK’s existing businesses together with the value of the workforce acquired. The majority of the goodwill recognised is not expected to be deductible for tax purposes.

Total transaction costs recognised in 2014 and 2015 for the acquisitions from Novartis amounted to £102 million.

Between 2 March 2015 and 31 December 2015, turnover of £1,941 million arising from the Novartis Consumer Healthcare and Vaccines businesses was included in Group turnover. If the businesses had been acquired at the beginning of the year, it is estimated that Group turnover in 2015 would have been approximately £320 million higher. These businesses have been integrated into the Group’s existing activities and it is not practical to identify the impact on the Group profit in the period.

Business disposals

Oncology

GSK has divested its marketed Oncology business, related R&D activities and rights to its AKT inhibitor and also granted commercialisation partner rights for future oncology products to Novartis for consideration of $16 billion (£10,395 million) before purchase adjustments.

Other business disposals

GSK also made a number of small business disposals in the period for net cash consideration of £309 million. Profit on disposal of the businesses has been determined as follows:

	Oncology	Other
	£m	£m
Cash consideration including currency forwards and purchase adjustments	10,060	309

Net assets sold:
Goodwill	(497)	(14)
Intangible assets	(516)	(107)
Property, plant and equipment	—	(25)
Inventory	—	(51)
Cash	—	(5)
Other net assets	—	(6)

	(1,013)	(208)
Loss on currency forwards booked in 2014	299	—
Disposal costs	(118)	(21)

Profit on disposal	9,228	80

Associates and joint ventures

During the year, GSK made cash investments of £16 million into associates and joint ventures. In addition, in March 2015, GSK sold half of its shareholding in Aspen, representing 6.2% of the issued share capital of the company, for £571 million in cash. As a result of the sale, the Group was no longer considered to have the ability to exert significant influence over Aspen and the Group’s remaining investment was transferred from Investments in associates to Other investments.

£m
Cash consideration	571
Net book value of shares	(143)
Reclassification of exchange from other comprehensive income	(30)
Transaction fees	(7)
Other items	(5)

Profit on disposal	386

Cash flows	Business acquisitions £m	Business disposals £m	Associates and JV disposals £m	Total £m
Cash consideration (paid)/received after purchase adjustments	(3,585)	10,369	571	7,355
Cash and cash equivalents acquired/(divested)	404	(5)	—	399
Deferred cash proceeds	—	(38)	—	(38)
Contingent consideration paid	(338)	—	—	(338)
Transaction costs and other	(22)	(80)	(7)	(109)

Cash (outflow)/inflow	(3,541)	10,246	564	7,269